                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007
                                               ---------------------------

Check here if Amendment [ ];     Amendment Number:
                                                  --------
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       American Assets, Inc.
            ------------------------------------------
Address:    11455 El Camino Real, Suite 200
            ------------------------------------------
            San Diego, CA 92130
            ------------------------------------------

            ------------------------------------------


Form 13F File Number:   028-11686
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert F. Barton
          --------------------------------------------
Title:    Chief Financial Officer
          --------------------------------------------
Phone:    858-350-2600
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert F. Barton           San Diego, CA                    8/13/2007
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13-F File Number         Name

28-11688                      Insurance Company of the West

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                              -----------------------

Form 13F Information Table Entry Total:                  9
                                              -----------------------

Form 13F Information Table Value Total:       $          1,435,418
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13-F File Number         Name

No. 1      28-11688                      Insurance Company of the West

                          Form 13-F Information Table
                               as of June 30, 2007

                                                                VOTING AUTHORITY


                               TITLE
                               OF                VALUE      SHARES/     SH/  PUT/  INVSTMT  OTHER
NAME OF ISSUER                 CLASS  CUSIP      (x$1000)   PRN AMT     PRN  CALL  DSCRETN  MANAGERS     SOLE     SHARED  NONE
WACHOVIA CORP                   com   929903102  1,433,989  27,980,269  SH          sole              27,980,269
ALCAN ALUM LTD                  com   013716105        325       4,000  SH          sole                   4,000
ALCOA INC                       com   013817101        324       8,000  SH          sole                   8,000
BCE INC                         com   05534B109        302       8,000  SH          sole                   8,000
NOBLE CORP                      com   G65422100         98       1,000  SH          sole                   1,000
TRANSOCEAN INC                  com   G90078109        106       1,000  SH          sole                   1,000
DIAMOND OFFSHORE DRILLING INC   com   25271C102        102       1,000  SH          sole                   1,000
OIL SERVICE HOLD TR             com   678002106         52         300  SH          sole                     300
STONE ENERGY CORP               com   861642106        120       3,500  SH          sole                   3,500

TOTAL                                            1,435,418  28,007,069                                28,007,069